Schedule of Investments (unaudited) July 31, 2019	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 7.5%
Boeing Co. (The)	55,520	$18,942,314
General Dynamics Corp.	36,583	6,802,243
Lockheed Martin Corp.	28,770	10,419,631
Northrop Grumman Corp.	22,125	7,645,736
Raytheon Co.	36,898	6,726,136
United Technologies Corp.	92,355	12,338,628

		62,874,688

Air Freight & Logistics — 0.7%
FedEx Corp.	33,946	5,788,811

Airlines — 0.7%
Delta Air Lines Inc.	89,289	5,450,201

Banks — 3.4%
Bank of America Corp.	914,993	28,071,985

Beverages — 2.8%
Coca-Cola Co. (The)	404,455	21,286,467
Keurig Dr Pepper Inc.	80,073	2,253,254

		23,539,721

Biotechnology — 1.4%
Celgene Corp.(a)	86,422	7,938,725
Regeneron Pharmaceuticals Inc.(a)	13,429	4,092,622

		12,031,347

Capital Markets — 2.2%
BlackRock Inc.(b)	15,455	7,227,994
Intercontinental Exchange Inc.	75,337	6,619,109
T Rowe Price Group Inc.	39,646	4,495,460

		18,342,563

Chemicals — 1.3%
Air Products & Chemicals Inc.	29,348	6,699,268
PPG Industries Inc.	38,073	4,469,389

		11,168,657

Commercial Services & Supplies — 1.2%
Republic Services Inc.	41,301	3,661,334
Waste Management Inc.	53,220	6,226,740

		9,888,074

Consumer Finance — 1.2%
American Express Co.	80,577	10,021,361

Diversified Financial Services — 4.8%
Berkshire Hathaway Inc., Class B(a)	195,254	40,111,029

Electrical Equipment — 0.7%
Emerson Electric Co.	87,658	5,687,251

Electronic Equipment, Instruments & Components — 1.1%
Corning Inc.	133,404	4,102,173
TE Connectivity Ltd.	52,155	4,819,122

		8,921,295

Energy Equipment & Services — 1.3%
Halliburton Co.	167,784	3,859,032
Schlumberger Ltd.	183,112	7,318,987

		11,178,019

Entertainment — 3.1%
Walt Disney Co. (The)	180,671	25,837,760

Equity Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities Inc.	22,014	4,596,303

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity Residential	58,515	$4,616,249
Prologis Inc.	83,089	6,697,804
Simon Property Group Inc.	40,721	6,604,946

		22,515,302

Food & Staples Retailing — 0.6%
Sysco Corp.	70,273	4,818,620

Health Care Equipment & Supplies — 1.2%
Danaher Corp.	73,456	10,320,568

Health Care Providers & Services — 3.4%
Anthem Inc.	31,027	9,140,864
Cigna Corp.	47,818	8,125,235
HCA Healthcare Inc.	39,826	5,317,169
Humana Inc.	20,101	5,964,972

		28,548,240

Hotels, Restaurants & Leisure — 2.6%
Las Vegas Sands Corp.	66,188	4,000,403
McDonald’s Corp.	82,213	17,323,923

		21,324,326

Industrial Conglomerates — 3.0%
3M Co.	66,218	11,569,609
Honeywell International Inc.	80,403	13,866,301

		25,435,910

Insurance — 2.3%
Aon PLC	32,529	6,156,113
Marsh & McLennan Companies Inc.	67,440	6,663,072
Progressive Corp. (The)	78,037	6,319,436

		19,138,621

IT Services — 4.2%
Accenture PLC, Class A	71,068	13,686,276
Cognizant Technology Solutions Corp., Class A	83,816	5,459,774
Fidelity National Information Services Inc.	86,877	11,576,360
Paychex Inc.	51,424	4,270,763

		34,993,173

Machinery — 2.5%
Caterpillar Inc.	69,107	9,099,319
Deere & Co.	42,319	7,010,142
Ingersoll-Rand PLC	37,559	4,644,546

		20,754,007

Media — 2.5%
Comcast Corp., Class A	478,275	20,647,132

Metals & Mining — 0.2%
Southern Copper Corp.	56,539	2,023,531

Multi-Utilities — 0.6%
Sempra Energy	39,396	5,335,400

Multiline Retail — 0.6%
Dollar General Corp.	38,048	5,099,193

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	73,947	5,446,936
Chevron Corp.	198,175	24,397,324
Kinder Morgan Inc./DE	274,521	5,660,623
Occidental Petroleum Corp.	108,277	5,561,107
ONEOK Inc.	67,479	4,728,929
Williams Companies Inc. (The)	182,913	4,506,976

		50,301,895

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 9.2%
Bristol-Myers Squibb Co.	195,063	$8,662,748
Eli Lilly & Co.	99,180	10,805,661
Johnson & Johnson	268,348	34,944,277
Merck & Co. Inc.	269,446	22,361,323

		76,774,009

Road & Rail — 2.5%
Norfolk Southern Corp.	34,787	6,648,491
Union Pacific Corp.	78,848	14,188,698

		20,837,189

Semiconductors & Semiconductor Equipment — 6.5%
Analog Devices Inc.	52,788	6,200,479
Applied Materials Inc.	133,490	6,590,401
Broadcom Inc.	44,830	13,000,252
Lam Research Corp.	24,548	5,120,958
QUALCOMM Inc.	143,052	10,465,684
Texas Instruments Inc.	106,980	13,373,570

		54,751,344

Specialty Retail — 5.0%
Home Depot Inc. (The)	114,607	24,490,370
Lowe’s Companies Inc.	93,317	9,462,344
TJX Companies Inc. (The)	149,591	8,161,685

		42,114,399

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 10.9%
Apple Inc.	430,042	$91,616,148

Total Common Stocks — 99.9% (Cost: $698,073,094)		836,261,769

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(b)(c)	1,243,000	1,243,000

Total Short-Term Investments — 0.2% (Cost: $1,243,000)		1,243,000

Total Investments in Securities — 100.1% (Cost: $699,316,094)		837,504,769

Other Assets, Less Liabilities — (0.1)%		(489,860)

Net Assets — 100.0%		$837,014,909

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(a)	—	—	$—	$175	(b)	$63	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,183,406	59,594	(a)	—	1,243,000	1,243,000	5,841		—	—
BlackRock Inc.	15,452	2,317		(2,314)	15,455	7,227,994	50,186		65,234	(311,745)

						$8,470,994	$56,202		$65,297	$(311,745)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$836,261,769	$—	$—	$836,261,769
Money Market Funds	1,243,000	—	—	1,243,000

	$837,504,769	$—	$—	$837,504,769

2